Stock-Based Compensation (Details 3)	12 Months Ended
Jun. 30, 2014
Expected volatility	94.00%
Contractual term (years)	7 years
Dividend yield	0.00%
Maximum
Risk free interest rate	2.26%
Minimum
Risk free interest rate	2.16%
Warrant | Black Scholes Pricing Model
Dividend yield	0.00%
Warrant | Maximum | Black Scholes Pricing Model
Expected volatility	97.00%
Risk free interest rate	2.21%
Contractual term (years)	7 years
Warrant | Minimum | Black Scholes Pricing Model
Expected volatility	92.00%
Risk free interest rate	0.78%
Contractual term (years)	3 years